Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	£ (12,861)	£ (12,423)
Surplus (deficit) in plan	134	608
Unrecognised funded scheme surpluses	(28)	(20)	£ (23)	£ (18)
Surplus Deficit In Plan Net Unrecognised Funded	106	588
Net defined benefit liability (asset)	(1,029)	(518)
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,726)	(11,317)
Fair value of funded scheme assets	11,860	11,925
Unrecognised funded scheme surpluses	(28)	(20)
Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(1,135)	(1,106)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(12,032)	(11,562)
Surplus (deficit) in plan	228	716
Unrecognised funded scheme surpluses	(28)	(20)	£ (23)	£ (18)
Surplus Deficit In Plan Net Unrecognised Funded	200	696
Net defined benefit liability (asset)	(378)	165
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,454)	(11,031)
Fair value of funded scheme assets	11,682	11,747
Surplus (deficit) in plan	228	716
Unrecognised funded scheme surpluses	(28)	(20)
Pension Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(578)	(531)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(829)	(861)
Surplus (deficit) in plan	(94)	(108)
Surplus Deficit In Plan Net Unrecognised Funded	(94)	(108)
Net defined benefit liability (asset)	(651)	(683)
Healthcare Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(272)	(286)
Fair value of funded scheme assets	178	178
Healthcare Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	£ (557)	£ (575)